Share-Based Compensation - Summary of Restricted Stock Units (Details) - RSUs shares in Thousands	3 Months Ended
	Dec. 31, 2016 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Nonvested at beginning of period, Shares | shares	11
Awarded, Shares | shares	77
Vested, Shares | shares	(20)
Nonvested RSUs converted on October 1, 2016 in connection with the Separation, Shares | shares	368
Nonvested at end of period, Shares | shares	436
Nonvested at beginning of period, Weighted Average Grant Date Fair Value | $ / shares	$ 26.66	[1]
Awarded, Weighted Average Grant Date Fair Value | $ / shares	24.75	[1]
Vested, Weighted Average Grant Date Fair Value | $ / shares	25.74	[1]
Nonvested RSUs converted on October 1, 2016 in connection with the Separation, Weighted Average Grant Date Fair Value | $ / shares	27.22	[1]
Nonvested at end of period, Weighted Average Grant Date Fair Value | $ / shares	$ 25.28	[1]

[1]	The weighted average grant date fair value has been adjusted for the impact of the Separation.